Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1 – NATURE OF BUSINESS

12 Retech Corporation (“we”, “us”, “our”, “12 ReTech”, “RETC”, or the “Company”) was incorporated under the laws of the State of Nevada, U.S. as DEVAGO INC. on September 8, 2014. On June 8, 2017, the Company amended our Articles of Incorporation to change the name to 12 Retech Corporation. At our core, we are a software company whose technology allows retailers to combat the dual threats of Walmart and Amazon — both online and in physical stores. Our microbrand rollup acquisition strategy allows us to demonstrate the effectiveness of our software, devise and test new products, while providing shareholder value through immediate revenue and earnings growth. The Company operates through our subsidiaries on three continents, Asia, North America and Europe.

Principal subsidiaries

The details of the principal subsidiaries of the Company are set out as follows:

Name of Company	Place of Incorporation	Date of Incorporation	Acquisition Date	Attributable Equity Interest %	Business
12 Retail Corporation (“12 Retail”)	Arizona, USA	Sept. 18, 2017	Formed by 12 Retech Corporation	100%	As a holding Company to execute the Company’s microbrand roll up acquisition strategy as well as to penetrate the North American market with our technology to select retailers.

12 Hong Kong Limited (“12HK”)	Hong Kong, China	Feb. 2, 2014	June 27 2017	100%	Development of our technology and sales of our technology applications.

12 Japan Limited (“12JP”)	Japan	Feb. 12, 2015	July 31, 2017	100%	Consultation and sales of technology applications.

12 Europe AG (“12EU”)	Switzerland	Aug. 22, 2013	Oct. 26,2017	100%	Consultation and sales of technology applications.

E-motion Apparel, Inc.	California, USA	Sept. 9, 2010	May 1, 2018	100%	A subsidiary of 12 Retail and is the first microbrand acquired under the microbrand acquisition roll up strategy. Operates its own production facilities that can be utilized by all of the Company’s future microbrands.

NOTE 1 – NATURE OF BUSINESS

12 ReTech Corporation (“we”, “us”, “our”, “12 ReTech”, “RETC”, or the “Company”) was incorporated under the laws of the State of Nevada, U.S. as DEVAGO INC. on September 8, 2014. On June 8, 2017, the Company amended our Articles of Incorporation to change the name to 12 ReTech Corporation. At our core, we are a software company whose technology allows retailers to combat the dual threats of Walmart and Amazon — both online and in physical stores. Our microbrand rollup acquisition strategy allows us to demonstrate the effectiveness of our software, devise and test new products, while providing shareholder value through immediate revenue and earnings growth. The Company operates through our subsidiaries on three continents, Asia, North America and Europe.

Principal subsidiaries

The details of the principal subsidiaries of the Company are set out as follows:

Name of Company	Place of Incorporation	Date of Incorporation	Acquisition Date	Attributable Equity Interest %	Business
12 Retail Corporation (“12 Retail”)	Arizona, USA	Sept. 18, 2017	Formed by 12 Retech Corporation	100%	As a holding Company to execute the Company’s microbrand roll up acquisition strategy as well as to penetrate the North American market with our technology to select retailers.

12 Hong Kong Limited (“12HK”)	Hong Kong, China	Feb. 2, 2014	June 27 2017	100%	Development of our technology and sales of our technology applications.

12 Japan Limited (“12JP”)	Japan	Feb. 12, 2015	July 31, 2017	100%	Consultation and sales of technology applications.

12 Europe AG (“12EU”)	Switzerland	Aug. 22, 2013	Oct. 26,2017	100%	Consultation and sales of technology applications.

E-motion Apparel, Inc.	California, USA	Sept. 9, 2010	March 12, 2018	100%	A subsidiary of 12 Retail and is the first microbrand acquired under the microbrand acquisition roll up strategy. Operates its own production facilities that can be utilized by all of the Company’s future microbrands.

Change in Fiscal Year

On September 13, 2017, our Board of Directors approved a change in our Fiscal Year End from November 30 to December 31. The Company now operates on a fiscal year ending on December 31.

Stock Split

Effective June 21, 2017, we effected a 6 for 1 forward stock split of our issued and outstanding common stock (the “Forward Stock Split”). All references to shares of our common stock in this report on Form 10-K refers to the number of shares of common stock after giving effect to the Forward Stock Split (unless otherwise indicated).

Share Exchange and Reorganization

As of June 27, 2017, and pursuant to a Securities Purchase Agreement, the Company and 12 Hong Kong Limited (“12HK”), have determined that all conditions necessary to close the Share Exchange Agreement have been satisfied and therefore as of the date hereof, the Share Exchange Agreement was closed and as such 12HK has become a wholly-owned subsidiary of the Company. As per the Share Exchange Agreement, the Company acquired Four Million (4,000,000) shares of 12HK, representing 100% of the issued and outstanding equity of 12HK, from the 12HK shareholders (the “12HK Shares”) and in exchange the Company issued to the 12HK shareholders an aggregate of Fifty Five Million (55,000,000) shares of stock, consisting of: (i) Fifty Million (50,000,000) shares of post forward split Company common stock; and, (ii) Five Million (5,000,000) shares of Series A Preferred Stock.

Recapitalization

For financial accounting purposes, this transaction was treated as a reverse acquisition by 12HK and resulted in a recapitalization with 12HK being the accounting acquirer and 12 ReTech as the acquired company. The consummation of this reverse acquisition resulted in a change of control. Accordingly, the historical financial statements prior to the acquisition are those of the accounting acquirer, 12HK and have been prepared to give retroactive effect to the reverse acquisition completed on June 27, 2017 and represent the operations of 12HK. The consolidated financial statements after the acquisition date, June 27, 2017 include the balance sheets of both companies at historical cost, the historical results of 12HK and the results of the Company from the acquisition date. All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the recapitalization.

Acquisitions

12 Japan Limited

On July 31, 2017, the Company entered into a Share Exchange Agreement with 12 Japan Limited, a corporation duly formed and validly existing under the laws of Japan (“12JP”), and the Shareholders of 12JP (the “12JP Shareholders”). Pursuant to the Share Exchange Agreement, the Company acquired 101,000 shares of 12JP, representing 100% of the issued and outstanding equity of 12JP, from the 12JP shareholders and in exchange the Company issued to the 12JP Shareholders: (i) 5,000,000 shares of RETC Common Stock; and, (ii) 500,000 shares of RETC Series A Preferred Stock. As a result of the Share Exchange Agreement, 12JP became a wholly-owned subsidiary of the Company. The Share Exchange Agreement contains customary representations and warranties. Additionally, the Share Exchange Agreement required that concurrently with closing the Company’s management facilitate: (i) the cancellation of 5,000,000 shares of RETC Common Stock currently beneficially owned by the Company’s majority stockholder; and, (ii) the cancellation of 500,000 of RETC Series A Preferred Stock currently beneficially owned by the Company’s majority stockholder. Collectively, such shares were cancelled and returned to the Company’s treasury.

12 Europe AG

On October 26, 2017, the Company entered into a Share Exchange Agreement with 12 Europe AG, a corporation duly formed and validly existing under the laws of Switzerland (“12EU”), and the Shareholders of 12EU (the “12EU Shareholders”). Pursuant to the Share Exchange Agreement, the Company acquired 1,000 shares of 12EU, representing 100% of the issued and outstanding equity of 12EU, from the 12EU shareholders and in exchange the Company issued to the 12EU Shareholders, 3,807,976 shares of the Company’s common stock. As a result of the Share Exchange Agreement, 12EU became a wholly-owned subsidiary of the Company.

As a result of those share exchanges, the above companies became 100% owned subsidiaries of the Company. The above companies were controlled by the same individuals immediately prior to the above exchanges. As such, these acquisitions were deemed to be transactions between entities under common control.

E-motion Apparel, Inc,

In a subsequent event, on March 12, 2018, the Company completed the acquisition of E-motion Apparel, Inc. (“EAI”) a California corporation, pursuant to a Share Exchange Agreement whereby the Company exchanged 1 million of its common shares for 100% of the equity of EAI in a third-party transaction. EAI owns three microbrands which were included in this transaction which target specific niche markets: Lexi-Luu Dancewear, Punkz Gear, Cleo VII, Skipjack Dive & Dance Wear and Emotion Apparel. See Note 13 for additional information.